LOANS AND ADVANCES TO CUSTOMERS, NET - Significant changes in the loans and the allowance for loans losses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commercial | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	$ 98,659,287	$ 92,768,553
Remeasurement arising from transfer of stage	(670,058)	(332,283)
Remeasurement from remaining in the stage	(5,981,202)	(4,864,080)
New financial assets purchased/originated	66,168,716	45,983,602
Financial assets that have been derecognized	(47,717,683)	(35,837,564)
Charges-off	(674,248)	(527,318)
Foreign Exchange and other movements	5,127,031	1,468,377
Ending balance	114,911,843	98,659,287
Commercial | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(7,673,720)	(5,456,993)
Remeasurement arising from transfer of stage	(420,045)	(813,286)
Remeasurement from remaining in the stage	(34,669)	(547,595)
Remeasurement due to changes in economics factors	(144,897)	(1,069,130)
Remeasurement due to changes in model inputs		468,466
Remeasurement due to methodological changes	115,499	237,834
New financial assets purchased/originated	(1,631,017)	(1,632,894)
Financial assets that have been derecognized	1,602,789	618,967
Charges-off	674,248	527,318
Foreign Exchange and other movements	(301,211)	(6,407)
Ending balance	(7,813,023)	(7,673,720)
Commercial | Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	80,863,445	80,068,756
Transfers of financial instruments:	(1,251,539)	(3,713,748)
Transfers from stage 1 to stage 2	(1,892,044)	(3,731,056)
Transfers from stage 1 to stage 3	(487,386)	(697,975)
Transfers from stage 2 to stage 1	1,076,007	708,096
Transfers from stage 3 to stage 1	51,884	7,187
Remeasurement arising from transfer of stage	(250,567)	(57,304)
Remeasurement from remaining in the stage	(5,706,414)	(4,653,349)
New financial assets purchased/originated	62,765,437	42,257,583
Financial assets that have been derecognized	(43,381,187)	(34,261,422)
Charges-off	(9,647)	(4,621)
Foreign Exchange and other movements	3,971,052	1,227,550
Ending balance	97,000,580	80,863,445
Commercial | Stage One | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(1,212,753)	(544,996)
Transfers of financial instruments:	(45,325)	(26,439)
Transfers from stage 1 to stage 2	53,521	38,304
Transfers from stage 1 to stage 3	32,490	27,097
Transfers from stage 2 to stage 1	(106,935)	(86,383)
Transfers from stage 3 to stage 1	(24,401)	(5,457)
Remeasurement arising from transfer of stage	105,392	59,649
Remeasurement from remaining in the stage	463,588	(77,848)
Remeasurement due to changes in economics factors	(7,878)	(772,811)
Remeasurement due to changes in model inputs		331,595
Remeasurement due to methodological changes	5,955	215,377
New financial assets purchased/originated	(429,280)	(601,500)
Financial assets that have been derecognized	425,740	202,191
Charges-off	617	408
Foreign Exchange and other movements	(51,954)	1,621
Ending balance	(745,898)	(1,212,753)
Commercial | Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	8,203,659	4,763,023
Transfers of financial instruments:	791,803	2,187,077
Transfers from stage 1 to stage 2	1,892,044	3,731,056
Transfers from stage 2 to stage 1	(1,076,007)	(708,096)
Transfers from stage 2 to stage 3	(858,035)	(892,418)
Transfers from stage 3 to stage 2	833,801	56,535
Remeasurement arising from transfer of stage	(220,848)	(131,960)
Remeasurement from remaining in the stage	(257,121)	(261,305)
New financial assets purchased/originated	1,944,115	2,628,002
Financial assets that have been derecognized	(2,792,192)	(1,078,837)
Charges-off	(18,777)	(30,889)
Foreign Exchange and other movements	685,142	128,548
Ending balance	8,335,781	8,203,659
Commercial | Stage Two | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(761,415)	(514,230)
Transfers of financial instruments:	(33,245)	125,585
Transfers from stage 1 to stage 2	(53,521)	(38,304)
Transfers from stage 2 to stage 1	106,935	86,383
Transfers from stage 2 to stage 3	100,584	112,395
Transfers from stage 3 to stage 2	(187,243)	(34,889)
Remeasurement arising from transfer of stage	(67,128)	(84,391)
Remeasurement from remaining in the stage	54,320	24,899
Remeasurement due to changes in economics factors	(141,352)	(293,441)
Remeasurement due to changes in model inputs		131,911
Remeasurement due to methodological changes	111,748	40,491
New financial assets purchased/originated	(258,663)	(325,057)
Financial assets that have been derecognized	211,516	124,173
Charges-off	8,772	8,392
Foreign Exchange and other movements	(42,300)	253
Ending balance	(917,747)	(761,415)
Commercial | Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	9,592,183	7,936,774
Transfers of financial instruments:	459,736	1,526,671
Transfers from stage 1 to stage 3	487,386	697,975
Transfers from stage 2 to stage 3	858,035	892,418
Transfers from stage 3 to stage 1	(51,884)	(7,187)
Transfers from stage 3 to stage 2	(833,801)	(56,535)
Remeasurement arising from transfer of stage	(198,643)	(143,019)
Remeasurement from remaining in the stage	(17,667)	50,574
New financial assets purchased/originated	1,459,164	1,098,017
Financial assets that have been derecognized	(1,544,304)	(497,305)
Charges-off	(645,824)	(491,808)
Foreign Exchange and other movements	470,837	112,279
Ending balance	9,575,482	9,592,183
Commercial | Stage Three | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(5,699,552)	(4,397,767)
Transfers of financial instruments:	78,570	(99,146)
Transfers from stage 1 to stage 3	(32,490)	(27,097)
Transfers from stage 2 to stage 3	(100,584)	(112,395)
Transfers from stage 3 to stage 1	24,401	5,457
Transfers from stage 3 to stage 2	187,243	34,889
Remeasurement arising from transfer of stage	(458,309)	(788,544)
Remeasurement from remaining in the stage	(552,577)	(494,646)
Remeasurement due to changes in economics factors	4,333	(2,878)
Remeasurement due to changes in model inputs		4,960
Remeasurement due to methodological changes	(2,204)	(18,034)
New financial assets purchased/originated	(943,074)	(706,337)
Financial assets that have been derecognized	965,533	292,603
Charges-off	664,859	518,518
Foreign Exchange and other movements	(206,957)	(8,281)
Ending balance	(6,149,378)	(5,699,552)
Consumer | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	41,055,939	39,700,670
Remeasurement arising from transfer of stage	207,839	291,748
Remeasurement from remaining in the stage	(2,719,587)	(2,513,797)
New financial assets purchased/originated	22,203,838	13,345,187
Financial assets that have been derecognized	(10,571,202)	(8,392,980)
Charges-off	(3,618,009)	(1,875,355)
Foreign Exchange and other movements	1,804,222	500,466
Ending balance	48,363,040	41,055,939
Consumer | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(5,753,430)	(3,445,818)
Remeasurement arising from transfer of stage	(2,496,570)	(2,697,050)
Remeasurement from remaining in the stage	(39,104)	(262,986)
Remeasurement due to changes in economics factors	(270,280)	(257,295)
Remeasurement due to changes in model inputs		(295,260)
Remeasurement due to methodological changes	367,743	180,318
New financial assets purchased/originated	(1,438,699)	(1,318,426)
Financial assets that have been derecognized	970,976	444,781
Charges-off	3,618,009	1,875,355
Foreign Exchange and other movements	(263,912)	22,951
Ending balance	(5,305,267)	(5,753,430)
Consumer | Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	33,766,023	35,957,631
Transfers of financial instruments:	(968,284)	(3,707,605)
Transfers from stage 1 to stage 2	(1,581,266)	(2,770,159)
Transfers from stage 1 to stage 3	(892,097)	(1,383,742)
Transfers from stage 2 to stage 1	1,405,690	335,819
Transfers from stage 3 to stage 1	99,389	110,477
Remeasurement arising from transfer of stage	(221,972)	(57,958)
Remeasurement from remaining in the stage	(2,934,505)	(2,464,765)
New financial assets purchased/originated	20,615,952	11,872,373
Financial assets that have been derecognized	(9,262,503)	(7,969,415)
Charges-off	(618,911)	(303,296)
Foreign Exchange and other movements	1,397,755	439,058
Ending balance	41,773,555	33,766,023
Consumer | Stage One | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(1,750,083)	(1,206,691)
Transfers of financial instruments:	(122,078)	73,070
Transfers from stage 1 to stage 2	167,288	161,268
Transfers from stage 1 to stage 3	107,874	112,749
Transfers from stage 2 to stage 1	(313,273)	(94,528)
Transfers from stage 3 to stage 1	(83,967)	(106,419)
Remeasurement arising from transfer of stage	318,636	93,488
Remeasurement from remaining in the stage	336,232	(174,482)
Remeasurement due to changes in economics factors	(109,364)	(193,515)
Remeasurement due to changes in model inputs		(229,585)
Remeasurement due to methodological changes	41,498	174,522
New financial assets purchased/originated	(640,857)	(581,092)
Financial assets that have been derecognized	401,903	220,085
Charges-off	186,964	75,717
Foreign Exchange and other movements	(65,128)	(1,600)
Ending balance	(1,402,277)	(1,750,083)
Consumer | Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	4,599,535	1,969,289
Transfers of financial instruments:	(41,117)	2,272,046
Transfers from stage 1 to stage 2	1,581,266	2,770,159
Transfers from stage 2 to stage 1	(1,405,690)	(335,819)
Transfers from stage 2 to stage 3	(406,905)	(238,526)
Transfers from stage 3 to stage 2	190,212	76,232
Remeasurement arising from transfer of stage	(101,206)	27,810
Remeasurement from remaining in the stage	(133,850)	(42,505)
New financial assets purchased/originated	1,086,672	1,007,026
Financial assets that have been derecognized	(970,555)	(269,213)
Charges-off	(845,688)	(404,025)
Foreign Exchange and other movements	333,596	39,107
Ending balance	3,927,387	4,599,535
Consumer | Stage Two | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(1,651,656)	(653,426)
Transfers of financial instruments:	159,002	(40,762)
Transfers from stage 1 to stage 2	(167,288)	(161,268)
Transfers from stage 2 to stage 1	313,273	94,528
Transfers from stage 2 to stage 3	163,117	91,967
Transfers from stage 3 to stage 2	(150,100)	(65,989)
Remeasurement arising from transfer of stage	(396,682)	(701,575)
Remeasurement from remaining in the stage	(274,514)	(77,187)
Remeasurement due to changes in economics factors	(162,311)	(78,723)
Remeasurement due to changes in model inputs		(56,358)
Remeasurement due to methodological changes	303,387	5,783
New financial assets purchased/originated	(393,999)	(343,514)
Financial assets that have been derecognized	282,944	85,520
Charges-off	439,923	187,363
Foreign Exchange and other movements	(106,612)	21,223
Ending balance	(1,800,518)	(1,651,656)
Consumer | Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	2,690,381	1,773,750
Transfers of financial instruments:	1,009,401	1,435,559
Transfers from stage 1 to stage 3	892,097	1,383,742
Transfers from stage 2 to stage 3	406,905	238,526
Transfers from stage 3 to stage 1	(99,389)	(110,477)
Transfers from stage 3 to stage 2	(190,212)	(76,232)
Remeasurement arising from transfer of stage	531,017	321,896
Remeasurement from remaining in the stage	348,768	(6,527)
New financial assets purchased/originated	501,214	465,788
Financial assets that have been derecognized	(338,144)	(154,352)
Charges-off	(2,153,410)	(1,168,034)
Foreign Exchange and other movements	72,871	22,301
Ending balance	2,662,098	2,690,381
Consumer | Stage Three | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(2,351,691)	(1,585,701)
Transfers of financial instruments:	(36,924)	(32,308)
Transfers from stage 1 to stage 3	(107,874)	(112,749)
Transfers from stage 2 to stage 3	(163,117)	(91,967)
Transfers from stage 3 to stage 1	83,967	106,419
Transfers from stage 3 to stage 2	150,100	65,989
Remeasurement arising from transfer of stage	(2,418,524)	(2,088,963)
Remeasurement from remaining in the stage	(100,822)	(11,317)
Remeasurement due to changes in economics factors	1,395	14,943
Remeasurement due to changes in model inputs		(9,317)
Remeasurement due to methodological changes	22,858	13
New financial assets purchased/originated	(403,843)	(393,820)
Financial assets that have been derecognized	286,129	139,176
Charges-off	2,991,122	1,612,275
Foreign Exchange and other movements	(92,172)	3,328
Ending balance	(2,102,472)	(2,351,691)
Financial Leases | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	24,503,317	24,550,829
Remeasurement arising from transfer of stage	(123,511)	(69,892)
Remeasurement from remaining in the stage	(1,784,262)	(1,507,174)
New financial assets purchased/originated	4,986,945	2,880,846
Financial assets that have been derecognized	(2,567,720)	(1,643,891)
Charges-off	(554,701)	(40,150)
Foreign Exchange and other movements	659,560	332,749
Ending balance	25,119,628	24,503,317
Financial Leases | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(1,996,033)	(1,025,403)
Remeasurement arising from transfer of stage	(239,454)	(746,741)
Remeasurement from remaining in the stage	(139,951)	(199,276)
Remeasurement due to changes in economics factors	(12,519)	(65,302)
Remeasurement due to changes in model inputs		43,168
Remeasurement due to methodological changes	183,024	(44,349)
New financial assets purchased/originated	(61,077)	(66,601)
Financial assets that have been derecognized	202,605	68,289
Charges-off	554,701	40,150
Foreign Exchange and other movements	(12,363)	32
Ending balance	(1,521,067)	(1,996,033)
Financial Leases | Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	18,981,176	21,069,884
Transfers of financial instruments:	(382,684)	(2,110,496)
Transfers from stage 1 to stage 2	(1,032,874)	(1,795,460)
Transfers from stage 1 to stage 3	(105,352)	(595,521)
Transfers from stage 2 to stage 1	720,654	271,917
Transfers from stage 3 to stage 1	34,888	8,568
Remeasurement arising from transfer of stage	(114,836)	(15,234)
Remeasurement from remaining in the stage	(1,697,491)	(1,495,273)
New financial assets purchased/originated	4,531,913	2,652,974
Financial assets that have been derecognized	(2,031,001)	(1,447,843)
Charges-off	(398)	(245)
Foreign Exchange and other movements	640,793	327,409
Ending balance	19,927,472	18,981,176
Financial Leases | Stage One | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(204,071)	(103,962)
Transfers of financial instruments:	(35,495)	(7,637)
Transfers from stage 1 to stage 2	16,261	14,441
Transfers from stage 1 to stage 3	3,909	8,606
Transfers from stage 2 to stage 1	(48,455)	(27,677)
Transfers from stage 3 to stage 1	(7,210)	(3,007)
Remeasurement arising from transfer of stage	46,099	25,467
Remeasurement from remaining in the stage	58,449	(44,438)
Remeasurement due to changes in economics factors	(10,269)	(37,766)
Remeasurement due to changes in model inputs		30,674
Remeasurement due to methodological changes	(6,666)	(42,164)
New financial assets purchased/originated	(29,822)	(32,284)
Financial assets that have been derecognized	41,897	7,161
Charges-off	29	6
Foreign Exchange and other movements	(3,105)	872
Ending balance	(142,954)	(204,071)
Financial Leases | Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	2,772,129	1,857,427
Transfers of financial instruments:	361,729	864,373
Transfers from stage 1 to stage 2	1,032,874	1,795,460
Transfers from stage 2 to stage 1	(720,654)	(271,917)
Transfers from stage 2 to stage 3	(160,592)	(694,294)
Transfers from stage 3 to stage 2	210,101	35,124
Remeasurement arising from transfer of stage	(78,108)	(21,789)
Remeasurement from remaining in the stage	(61,487)	(27,939)
New financial assets purchased/originated	429,419	201,858
Financial assets that have been derecognized	(235,306)	(94,995)
Charges-off	(304)	(9,645)
Foreign Exchange and other movements	10,110	2,839
Ending balance	3,198,182	2,772,129
Financial Leases | Stage Two | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(310,450)	(173,512)
Transfers of financial instruments:	1,126	72,160
Transfers from stage 1 to stage 2	(16,261)	(14,441)
Transfers from stage 2 to stage 1	48,455	27,677
Transfers from stage 2 to stage 3	24,862	70,158
Transfers from stage 3 to stage 2	(55,930)	(11,234)
Remeasurement arising from transfer of stage	(120,366)	(175,238)
Remeasurement from remaining in the stage	(121,067)	(24,127)
Remeasurement due to changes in economics factors	(3,393)	(25,905)
Remeasurement due to changes in model inputs		19,613
Remeasurement due to methodological changes	237,506	(431)
New financial assets purchased/originated	(22,306)	(20,383)
Financial assets that have been derecognized	22,802	15,893
Charges-off	5,679	737
Foreign Exchange and other movements	(3,680)	743
Ending balance	(314,149)	(310,450)
Financial Leases | Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	2,750,012	1,623,518
Transfers of financial instruments:	20,955	1,246,123
Transfers from stage 1 to stage 3	105,352	595,521
Transfers from stage 2 to stage 3	160,592	694,294
Transfers from stage 3 to stage 1	(34,888)	(8,568)
Transfers from stage 3 to stage 2	(210,101)	(35,124)
Remeasurement arising from transfer of stage	69,433	(32,869)
Remeasurement from remaining in the stage	(25,284)	16,038
New financial assets purchased/originated	25,613	26,014
Financial assets that have been derecognized	(301,413)	(101,053)
Charges-off	(553,999)	(30,260)
Foreign Exchange and other movements	8,657	2,501
Ending balance	1,993,974	2,750,012
Financial Leases | Stage Three | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(1,481,512)	(747,929)
Transfers of financial instruments:	34,369	(64,523)
Transfers from stage 1 to stage 3	(3,909)	(8,606)
Transfers from stage 2 to stage 3	(24,862)	(70,158)
Transfers from stage 3 to stage 1	7,210	3,007
Transfers from stage 3 to stage 2	55,930	11,234
Remeasurement arising from transfer of stage	(165,187)	(596,970)
Remeasurement from remaining in the stage	(77,333)	(130,711)
Remeasurement due to changes in economics factors	1,143	(1,631)
Remeasurement due to changes in model inputs		(7,119)
Remeasurement due to methodological changes	(47,816)	(1,754)
New financial assets purchased/originated	(8,949)	(13,934)
Financial assets that have been derecognized	137,906	45,235
Charges-off	548,993	39,407
Foreign Exchange and other movements	(5,578)	(1,583)
Ending balance	(1,063,964)	(1,481,512)
Mortgage | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	25,959,112	23,983,283
Remeasurement arising from transfer of stage	56,698	10,643
Remeasurement from remaining in the stage	(1,244,055)	(662,850)
New financial assets purchased/originated	6,394,156	3,502,367
Financial assets that have been derecognized	(2,246,681)	(1,292,124)
Charges-off	(110,408)	(89,727)
Foreign Exchange and other movements	1,837,965	507,520
Ending balance	30,646,787	25,959,112
Mortgage | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(992,515)	(860,665)
Remeasurement arising from transfer of stage	(178,994)	(185,186)
Remeasurement from remaining in the stage	(245,796)	(69,239)
Remeasurement due to changes in economics factors	(39,635)	(44,391)
Remeasurement due to changes in model inputs		(62,175)
Remeasurement due to methodological changes	278,515	105,148
New financial assets purchased/originated	(69,009)	(33,595)
Financial assets that have been derecognized	109,557	70,175
Charges-off	110,408	89,727
Foreign Exchange and other movements	(33,589)	(2,314)
Ending balance	(1,061,058)	(992,515)
Mortgage | Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	21,676,563	21,584,674
Transfers of financial instruments:	(687,642)	(1,953,986)
Transfers from stage 1 to stage 2	(2,286,673)	(2,107,576)
Transfers from stage 1 to stage 3	(125,284)	(158,243)
Transfers from stage 2 to stage 1	1,647,426	257,791
Transfers from stage 3 to stage 1	76,889	54,042
Remeasurement arising from transfer of stage	(54,790)	(29,583)
Remeasurement from remaining in the stage	(1,286,955)	(670,018)
New financial assets purchased/originated	6,293,219	3,405,877
Financial assets that have been derecognized	(1,909,582)	(1,126,329)
Charges-off	(5,665)	(823)
Foreign Exchange and other movements	1,422,487	466,751
Ending balance	25,447,635	21,676,563
Mortgage | Stage One | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(121,503)	(115,817)
Transfers of financial instruments:	(79,010)	(37,087)
Transfers from stage 1 to stage 2	19,724	16,759
Transfers from stage 1 to stage 3	3,774	5,534
Transfers from stage 2 to stage 1	(76,522)	(36,111)
Transfers from stage 3 to stage 1	(25,986)	(23,269)
Remeasurement arising from transfer of stage	80,969	45,506
Remeasurement from remaining in the stage	(8,687)	(1,610)
Remeasurement due to changes in economics factors	(5,176)	(12,789)
Remeasurement due to changes in model inputs		(63,963)
Remeasurement due to methodological changes	12,457	77,559
New financial assets purchased/originated	(31,292)	(19,252)
Financial assets that have been derecognized	11,017	6,450
Charges-off	4,038	13
Foreign Exchange and other movements	(3,656)	(513)
Ending balance	(140,843)	(121,503)
Mortgage | Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	3,093,690	1,340,380
Transfers of financial instruments:	621,566	1,751,078
Transfers from stage 1 to stage 2	2,286,673	2,107,576
Transfers from stage 2 to stage 1	(1,647,426)	(257,791)
Transfers from stage 2 to stage 3	(142,948)	(193,935)
Transfers from stage 3 to stage 2	125,267	95,228
Remeasurement arising from transfer of stage	45,212	(14,999)
Remeasurement from remaining in the stage	(332,481)	(29,867)
New financial assets purchased/originated	58,403	83,612
Financial assets that have been derecognized	(182,935)	(62,141)
Charges-off	(5,076)	(101)
Foreign Exchange and other movements	356,331	25,728
Ending balance	3,654,710	3,093,690
Mortgage | Stage Two | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(231,137)	(166,255)
Transfers of financial instruments:	40,788	17,155
Transfers from stage 1 to stage 2	(19,724)	(16,759)
Transfers from stage 2 to stage 1	76,522	36,111
Transfers from stage 2 to stage 3	25,392	29,595
Transfers from stage 3 to stage 2	(41,402)	(31,792)
Remeasurement arising from transfer of stage	(98,943)	(68,139)
Remeasurement from remaining in the stage	(43,005)	28,275
Remeasurement due to changes in economics factors	(35,961)	(88,897)
Remeasurement due to changes in model inputs		19,573
Remeasurement due to methodological changes	107,285	27,589
New financial assets purchased/originated	(8,186)	(8,025)
Financial assets that have been derecognized	18,593	7,996
Charges-off	1,937	82
Foreign Exchange and other movements	(12,238)	(491)
Ending balance	(260,867)	(231,137)
Mortgage | Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	1,188,859	1,058,229
Transfers of financial instruments:	66,076	202,908
Transfers from stage 1 to stage 3	125,284	158,243
Transfers from stage 2 to stage 3	142,948	193,935
Transfers from stage 3 to stage 1	(76,889)	(54,042)
Transfers from stage 3 to stage 2	(125,267)	(95,228)
Remeasurement arising from transfer of stage	66,276	55,225
Remeasurement from remaining in the stage	375,381	37,035
New financial assets purchased/originated	42,534	12,878
Financial assets that have been derecognized	(154,164)	(103,654)
Charges-off	(99,667)	(88,803)
Foreign Exchange and other movements	59,147	15,041
Ending balance	1,544,442	1,188,859
Mortgage | Stage Three | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(639,875)	(578,593)
Transfers of financial instruments:	38,222	19,932
Transfers from stage 1 to stage 3	(3,774)	(5,534)
Transfers from stage 2 to stage 3	(25,392)	(29,595)
Transfers from stage 3 to stage 1	25,986	23,269
Transfers from stage 3 to stage 2	41,402	31,792
Remeasurement arising from transfer of stage	(161,020)	(162,553)
Remeasurement from remaining in the stage	(194,104)	(95,904)
Remeasurement due to changes in economics factors	1,502	57,295
Remeasurement due to changes in model inputs		(17,785)
Remeasurement due to methodological changes	158,773
New financial assets purchased/originated	(29,531)	(6,318)
Financial assets that have been derecognized	79,947	55,729
Charges-off	104,433	89,632
Foreign Exchange and other movements	(17,695)	(1,310)
Ending balance	(659,348)	(639,875)
Small business loan | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	1,232,075	1,279,408
Remeasurement arising from transfer of stage	(32,757)	(34,548)
Remeasurement from remaining in the stage	(160,612)	(121,249)
New financial assets purchased/originated	519,295	425,900
Financial assets that have been derecognized	(276,180)	(273,724)
Charges-off	(79,065)	(67,853)
Foreign Exchange and other movements	79,429	24,141
Ending balance	1,282,185	1,232,075
Small business loan | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(200,345)	(140,516)
Remeasurement arising from transfer of stage	(43,771)	(75,399)
Remeasurement from remaining in the stage	7,967	(10,192)
Remeasurement due to changes in economics factors	(394)	(19,478)
Remeasurement due to changes in model inputs		13,772
Remeasurement due to methodological changes	7,489	(254)
New financial assets purchased/originated	(32,702)	(52,476)
Financial assets that have been derecognized	25,888	15,421
Charges-off	79,065	67,853
Foreign Exchange and other movements	(7,264)	924
Ending balance	(164,067)	(200,345)
Small business loan | Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	965,822	1,088,656
Transfers of financial instruments:	(71,045)	(115,997)
Transfers from stage 1 to stage 2	(54,843)	(58,455)
Transfers from stage 1 to stage 3	(50,148)	(71,502)
Transfers from stage 2 to stage 1	31,728	6,941
Transfers from stage 3 to stage 1	2,218	7,019
Remeasurement arising from transfer of stage	(7,398)	(2,093)
Remeasurement from remaining in the stage	(230,823)	(119,612)
New financial assets purchased/originated	470,193	359,511
Financial assets that have been derecognized	(235,533)	(256,947)
Charges-off	(7,422)	(8,010)
Foreign Exchange and other movements	67,197	20,314
Ending balance	950,991	965,822
Small business loan | Stage One | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(44,663)	(39,456)
Transfers of financial instruments:	(716)	5,969
Transfers from stage 1 to stage 2	3,552	3,597
Transfers from stage 1 to stage 3	4,473	5,749
Transfers from stage 2 to stage 1	(7,736)	(1,847)
Transfers from stage 3 to stage 1	(1,005)	(1,530)
Remeasurement arising from transfer of stage	7,279	2,523
Remeasurement from remaining in the stage	14,626	4,178
Remeasurement due to changes in economics factors	2,188	(19,442)
Remeasurement due to changes in model inputs		12,172
Remeasurement due to methodological changes	1,250	(326)
New financial assets purchased/originated	(10,894)	(18,809)
Financial assets that have been derecognized	7,853	7,606
Charges-off	1,531	653
Foreign Exchange and other movements	(1,299)	269
Ending balance	(22,845)	(44,663)
Small business loan | Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	109,655	70,219
Transfers of financial instruments:	12,970	28,366
Transfers from stage 1 to stage 2	54,843	58,455
Transfers from stage 2 to stage 1	(31,728)	(6,941)
Transfers from stage 2 to stage 3	(21,366)	(25,717)
Transfers from stage 3 to stage 2	11,221	2,569
Remeasurement arising from transfer of stage	(7,679)	(7,658)
Remeasurement from remaining in the stage	66,725	(1,359)
New financial assets purchased/originated	30,148	39,573
Financial assets that have been derecognized	(19,136)	(9,387)
Charges-off	(13,819)	(11,606)
Foreign Exchange and other movements	4,829	1,507
Ending balance	183,693	109,655
Small business loan | Stage Two | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(33,329)	(16,615)
Transfers of financial instruments:	5,253	2,844
Transfers from stage 1 to stage 2	(3,552)	(3,597)
Transfers from stage 1 to stage 3	1
Transfers from stage 2 to stage 1	7,736	1,847
Transfers from stage 2 to stage 3	6,644	6,015
Transfers from stage 3 to stage 2	(5,576)	(1,421)
Remeasurement arising from transfer of stage	(3,067)	(11,680)
Remeasurement from remaining in the stage	(2,983)	(2,026)
Remeasurement due to changes in economics factors	(2,616)	(522)
Remeasurement due to changes in model inputs		1,348
Remeasurement due to methodological changes	5,078	72
New financial assets purchased/originated	(7,569)	(12,742)
Financial assets that have been derecognized	4,513	2,433
Charges-off	5,560	3,428
Foreign Exchange and other movements	(1,095)	131
Ending balance	(30,255)	(33,329)
Small business loan | Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	156,598	120,533
Transfers of financial instruments:	58,075	87,631
Transfers from stage 1 to stage 3	50,148	71,502
Transfers from stage 2 to stage 3	21,366	25,717
Transfers from stage 3 to stage 1	(2,218)	(7,019)
Transfers from stage 3 to stage 2	(11,221)	(2,569)
Remeasurement arising from transfer of stage	(17,680)	(24,797)
Remeasurement from remaining in the stage	3,486	(278)
New financial assets purchased/originated	18,954	26,816
Financial assets that have been derecognized	(21,511)	(7,390)
Charges-off	(57,824)	(48,237)
Foreign Exchange and other movements	7,403	2,320
Ending balance	147,501	156,598
Small business loan | Stage Three | Allowance
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Beginning balance	(122,353)	(84,445)
Transfers of financial instruments:	(4,537)	(8,813)
Transfers from stage 1 to stage 3	(4,474)	(5,749)
Transfers from stage 2 to stage 3	(6,644)	(6,015)
Transfers from stage 3 to stage 1	1,005	1,530
Transfers from stage 3 to stage 2	5,576	1,421
Remeasurement arising from transfer of stage	(47,983)	(66,242)
Remeasurement from remaining in the stage	(3,676)	(12,344)
Remeasurement due to changes in economics factors	34	486
Remeasurement due to changes in model inputs		252
Remeasurement due to methodological changes	1,161
New financial assets purchased/originated	(14,239)	(20,925)
Financial assets that have been derecognized	13,522	5,382
Charges-off	71,974	63,772
Foreign Exchange and other movements	(4,870)	524
Ending balance	$ (110,967)	$ (122,353)